Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000172902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 11,523.31	$ 11,440.28	$ 11,923.1	$ 12,095.64	$ 16,240.63	$ 15,686.38	$ 15,488.34	$ 18,100.43	$ 19,853.15	$ 24,667.2
C000058059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,386.24	11,188.4	11,534.42	11,588	15,395.04	14,697.88	14,345.08	16,588.59	18,132.08	22,460.63
C000058058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		10,867.78	10,754.17	11,171.71	11,307.6	15,135.06	14,581.17	14,333.27	16,713.11	18,268.2	22,629.25
C000058057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,507.28	11,417.56	11,892.01	12,059.48	16,188.96	15,625.55	15,415.8	18,006.18	19,735.37	24,499.85
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Accumulated Value	$ 10,000		$ 11,753	$ 13,144	$ 12,974	$ 13,679	$ 19,402	$ 18,086	$ 18,240	$ 22,537	$ 25,614	$ 33,367